Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
14.
Right-of-use assets

The carrying amounts of right-of-use assets are as below:

Buildings
RMB’million
Net book amount at January 1, 2024	367
Inception of new leases	69
Depreciation charge	(118)
Disposals	(23)
Net book amount at December 31, 2024	295
Inception of new leases	104
Depreciation charge	(108)
Disposals	(4)
Net book amount at December 31, 2025	287

The interest expense arising from lease liabilities (included in finance costs) and expenses related to short-term leases (included in cost of revenue and expenses) are as below:

	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Interest expense (included in finance costs)	18	17	13
Expense relating to short-term leases (included in cost of revenues and expenses)	71	53	49

The total cash outflow in financing activities for leases in the years ended December 31, 2023, 2024 and 2025 was RMB132 million, RMB152 million and RMB134 million, respectively, including principal elements of lease payments of approximately RMB116 million, RMB134 million and RMB124 million, and related interest paid of approximately RMB16 million, RMB18 million and RMB10 million, respectively.

Accordingly, the total cash outflow for leases in the years ended December 31, 2023, 2024 and 2025 was RMB204 million, RMB205 million, RMB183 million, respectively.

The Group considered the leases as single transactions in which the asset and liability are integrally linked and no net temporary difference at inception. As at December 31, 2024 and 2025, net temporary difference arose on settlement of the liability and the amortization of the leased asset on which deferred tax was immaterial.

During the years ended December 31, 2023, 2024 and 2025, the leases of low value items were immaterial and there were no lease with variable lease payment.